Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2018	Mar. 31, 2018
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1],[2]	¥ 37,361	¥ 34,880
Securities lending transactions	[1],[2]	1,691	2,130
Total	[2],[3]	39,052	37,010
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		109	187
Securities lending transactions		1,369	1,556
Total		1,478	1,743
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		1,407	980
Securities lending transactions			306
Total		1,407	1,286
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		28,389	27,818
Securities lending transactions		34	135
Total		28,423	27,953
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		2,455	2,334
Securities lending transactions		91	34
Total		2,546	2,368
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		14	2
Securities lending transactions
Total		14	2
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[4]	4,863	3,421
Securities lending transactions	[4]
Total	[4]	4,863	3,421
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		109	130
Securities lending transactions
Total		109	130
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		15	8
Securities lending transactions		197	99
Total		¥ 212	¥ 107

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,039 billion and \2,827 billion, respectively. As of March 31, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,049 billion and \177 billion, respectively. As of September 30, 2018, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \923 billion and \4,133 billion, respectively. As of September 30, 2018, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \890 billion and \153 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Includes \3,351 billion as of March 31, 2018 and \4,752 billion as of September 30, 2018 of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.